Annual Report December 31, 1999
================================================================================



Oppenheimer
Strategic Bond Fund/VA
A Series of Oppenheimer Variable Account Funds

                                                  [Logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

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Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA
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================================================================================
Objective
Oppenheimer Strategic Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income principally derived from interest on debt securities. The Fund primarily invests in three sectors:
foreign fixed-income securities, U.S. government securities and lower rated high-yield domestic corporate bonds (commonly known as "junk bonds"). Investing in foreign securities entails additional expenses and risks including foreign currency fluctuations while investing in junk bonds carries a greater risk of default.

================================================================================
Narrative by Art Steinmetz, Co-Portfolio Manager
The Fund's performance during the fiscal year that ended December 31, 1999, reflected the challenging conditions in the world's fixed-income markets. Poor market performance in the wake of last year's currency and credit crises in the emerging markets was only partially offset by greater market stability in 1999. In addition, higher U.S. interest rates adversely affected the prices of U.S. government securities, which offset strength in the U.S. corporate bond sector.
         Consistent with our longstanding investment strategy, we have continued to emphasize those areas of the bond market where we have identified attractive relative values. Emerging-market bonds currently offer yields at the high end of their range relative to developed-market bonds, providing the potential for capital appreciation. Although we have not yet seen that potential realized, we believe that it will occur when investors become convinced that global economic recovery is truly underway.
         Accordingly, we have increased our holdings in the Fund's emerging-markets sector, where we have focused on attractive values in Southeast Asia.(1) By the same token, we have de-emphasized investments in Latin American markets. In our view, these economies may be slow to recover. While attractive values in Latin American bonds and currencies exist, higher U.S. interest rates are likely to adversely affect bond prices there. Therefore, we do not yet believe that the time is right to increase our exposure to Latin America.
         We have found particularly attractive values in certain areas of the U.S. government securities sector. While returns from U.S. Treasury securities have been negative so far in 1999 because of higher interest rates, total returns of mortgage-backed securities issued by government agencies have been mostly positive. Bonds issued by the Federal Home Loan Mortgage Corp., a government agency, represent a particularly dramatic example of relative value in this area. We have attempted to take advantage of relative values such as these by increasing our holdings of mortgage-backed securities, including "interest-only" securities whose prices tend to increase as interest rates rise.
         We have also increased our exposure to high-yield corporate bonds.(2) Like the profits of the U.S.-based corporations that issue them, these securities tend to do well in a strong economy. Our favorite corporate sector continues be the telecommunications industry, which has grown dramatically. More recently, we have added to our energy holdings as commodities prices have improved. We've also increased our exposure to economically sensitive companies, such as producers of chemicals, steel and paper.
         With regard to the coming months, we are cautiously optimistic. We have attempted to position the Fund to take advantage of good values in emerging-market, mortgage-backed and corporate bonds. If, as we expect, the U.S. economy remains strong and international economies gain strength next year, these investments should provide above-average total returns, including high yields and price appreciation.
         Nonetheless, we are prepared for continued volatility in the fixed-income markets. Higher U.S. interest rates implemented by the Federal Reserve Board may adversely affect international bond markets, for example. However, we believe the stage will be set for very attractive returns over the longer term. Having the patience and discipline to weather short-term volatility on the road to longer-term gains is the essence of our investment strategy, and is an important reason Oppenheimer Strategic Bond Fund/VA is part of The Right Way to Invest.





1. The Fund's portfolio (and duration) is subject to change.
2. Investing in lower rated high-yield domestic corporate bonds (commonly known as "junk bonds") carries a greater risk of default.


2                      Oppenheimer Strategic Bond Fund/VA

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Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA
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================================================================================
Management's discussion of performance. During the Fund's fiscal year that ended December 31, 1999, the Fund's returns were adversely influenced by declining bond prices in international markets that were affected by last year's global credit and currency crises, as well as higher U.S. interest rates. In this environment, the Manager attempted to position the Fund to take advantage of depressed values and widened yield spreads. The managers believe that this strategy will help boost total returns as economic and market conditions improve. The Fund's portfolio holdings, allocations and strategies are subject to change.
--------------------------------------------------------------------------------
Comparing the Fund's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of both Lehman Brothers Aggregate Bond Index and Salomon Brothers World Government Bond Index. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. The Salomon Brothers World Government Bond Index is an unmanaged index of fixed-rate bonds having a maturity of one year or more, and is widely recognized as a benchmark of fixed income performance on a world-wide basis. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.

[Chart]

Comparison of Change in Value of $10,000 Hypothetical Investments in:
OVAF/Oppenheimer Strategic Bond Fund/VA, Lehman Brothers Aggregate Bond Index and Salomon Brothers World Government Bond Index

            OVAF/Oppenheimer Strategic     Lehman Brothers Aggregate     Salomon Brothers World
            Bond Fund/VA                   Bond Index                    Government Bond Index
5.3.93      10000                          10000                         10000
12.31.93    10425                          10466                         10530
12.31.94    10031                          10161                         10777
12.31.95    11569                          12038                         12829
12.31.96    12965                          12475                         13293
12.31.97    14094                          13680                         13324
12.31.98    14503                          14868                         15364
12.31.99    14913                          14746                         14708

Average Annual Total Return of the Fund at 12/31/99
1-Year 2.83% 5 Year 8.25% Life 6.18%

[End Chart]

The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for both indices begins on 4/30/93. The inception date of the Fund is 5/3/93.
Total returns include changes in net asset value per share and does not include the charges associated with the separate account products, which offer this fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
Past performance is not predictive of future performance.

                       Oppenheimer Strategic Bond Fund/VA                      3

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Statement of Investments  December 31, 1999
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
                                                                                   Principal     Market Value
                                                                                   Amount(1)     Note 1
============================================================================================================
Mortgage-Backed Obligations--22.3%
------------------------------------------------------------------------------------------------------------
Government Agency--18.5%
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--8.8%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 151, Cl. F, 9%, 5/15/21    $   793,067   $   819,334
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 194, Cl. IO, 9.40%-9.462%, 4/1/28(2)                                         20,681,402     6,913,728
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 5/1/29                                                                        1,555,497     1,465,559
7%, 1/25/29(3)                                                                       6,200,000     5,994,656
7.50%, 1/25/28(3)                                                                    3,200,000     3,164,000
7.50%, 8/1/25                                                                          405,275       401,730
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1993-202, Cl. PH, 6.50%, 2/25/22                                               4,500,000     4,373,415
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 276, Cl. 2, 9.065%, 10/1/24(2)                                                 2,834,208       875,948
Trust 294, Cl. 2, 11.826%, 2/1/28(2)                                                 2,273,267       747,692
                                                                                                 -----------
                                                                                                  24,756,062
------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--9.7%
Government National Mortgage Assn.:
6.125%, 11/20/25                                                                       174,462       177,215
7%, 3/15/28-7/15/28                                                                 15,023,969    14,507,447
7.50%, 2/15/27                                                                       2,469,631     2,441,848
8%, 11/15/25-5/15/26                                                                 2,222,437     2,246,631
------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Multiclass Mtg.
Participation Certificates, Series 1999-27, Cl. PQ, 7.50%, 8/16/28                   8,220,125     8,044,163
                                                                                                 -----------
                                                                                                  27,417,304
------------------------------------------------------------------------------------------------------------
Private--3.8%
------------------------------------------------------------------------------------------------------------
Commercial--2.5%
AMMC, Collateralized Bond Obligations, Sub. Bonds,
Series I, Cl. D1, 13.602%, 1/15/12(4)                                                  200,000       200,000
------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp.,
Multiclass Mtg. Pass-Through Certificates, Series 1997-C1, Cl. G, 7%, 6/17/29(5)       100,000        76,937
------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(6)                                             375,000       267,422
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                                 300,000       198,984
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                               1,250,000       800,781
------------------------------------------------------------------------------------------------------------
CRIIMI MAE Trust I, Collateralized Mtg. Obligations,
Series 1996-C1, Cl. A2, 7.56%, 8/30/05(4)                                              100,000        93,031
------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 1994-C1, Cl. 2-G, 8.70%, 9/25/25                                                153,594       147,546
------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15       225,000       165,164
------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations:
Series 1997-C1, Cl. G, 7.414%, 11/15/11                                                440,000       309,787
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                  250,000       150,078

4                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                   Principal     Market Value
                                                                                   Amount(1)     Note 1
------------------------------------------------------------------------------------------------------------
Commercial (continued)
General Motors Acceptance Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-C1, Cl. X, 8.726%, 7/15/27(2)                                          $4,005,708    $   301,680
------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.681%, 6/15/21(6)                                             236,084        232,304
------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.421%, 2/15/28(5)(6)                                          162,744        117,735
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(5)                                             150,000        114,844
Series 1997-RR, Cl. D, 7.671%, 4/30/39(5)                                             450,024        316,072
Series 1997-RR, Cl. E, 7.718%, 4/30/39(5)(6)                                          300,016        185,213
Series 1997-RR, Cl. F, 7.649%, 4/30/39(5)                                             600,032        306,204
Series 1997-XL1, Cl. G, 7.695%, 10/3/30(5)                                            390,000        315,656
------------------------------------------------------------------------------------------------------------
NationsCommercial Corp., NB Commercial Mtg. Pass-Through Certificates,
Series DMC, Cl. C, 8.921%, 8/12/11(5)                                                 200,000        180,938
------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 12/25/28                                                             407,527        395,938
------------------------------------------------------------------------------------------------------------
Nykredit AS, 7% Cv. Bonds, 10/1/29DKK                                               6,935,000        927,330
------------------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations,
Series 1999-1A, 10.06%, 3/1/29(5)                                                     291,866        287,671
------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                  57,792         57,115
Series 1994-C2, Cl. E, 8%, 4/25/25                                                    973,568        949,534
------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1995-C4, Cl. E, 8.703%, 6/25/26(5)(6)                                           46,290         44,048
                                                                                                 -----------
                                                                                                   7,142,012
------------------------------------------------------------------------------------------------------------
Multi-Family--0.5%
Mortgage Capital Funding, Inc.:
Commercial Mtg. Pass-Through Certificates, Series 1997-MC1,
Cl. F, 7.452%, 5/20/07(5)                                                              63,720         48,208
Multifamily Mtg. Pass-Through Certificates, Series 1996-MC1,
Cl. G, 7.15%, 6/15/06(4)                                                              800,000        617,500
------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-CL,
Cl. F, 9.078%, 1/20/06(6)                                                           1,000,000        738,125
                                                                                                 -----------
                                                                                                   1,403,833
------------------------------------------------------------------------------------------------------------
Residential--0.8%
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997:
Cl. D, 8.126%, 5/25/08(5)(6)                                                          350,000        273,000
Cl. E, 8.126%, 2/25/11(5)(6)                                                          600,000        402,000
------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust, Collateralized Mtg. Obligations,
Non-Accelerated Security, Series 1997-A2, Cl. A8, 7.75%, 4/25/27                    1,000,000        986,250
------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-B,
Cl. 1, 6.581%, 4/25/26(5)                                                             378,900        249,956
------------------------------------------------------------------------------------------------------------
Salomon, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1998-1A, 5%, 12/25/00(5)                                                       189,699        182,823
                                                                                                 -----------
                                                                                                   2,094,029
                                                                                                 -----------
Total Mortgage-Backed Obligations (Cost $65,313,699)                                              62,813,240
============================================================================================================
U.S. Government Obligations--15.8%
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6.50%, 11/15/26(7)(8)                                                               5,200,000      5,070,000
8.125%, 8/15/21                                                                     1,415,000      1,624,155
11.875%, 11/15/03                                                                   1,000,000      1,180,938
STRIPS, 5.76%, 2/15/19(9)                                                           6,500,000      1,783,704
STRIPS, 5.33%, 5/15/17(9)                                                           6,000,000      1,850,442
STRIPS, 6.24%, 2/15/20(9)                                                           5,704,000      4,028,085


                       Oppenheimer Strategic Bond Fund/VA                      5

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                   Principal     Market Value
                                                                                   Amount(1)     Note 1
============================================================================================================
U.S. Government Obligations (continued)
------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 11/30/00                                                                   $ 9,705,000   $ 9,671,644
5.875%, 8/15/09                                                                      2,750,000     2,664,923
6.50%, 10/15/06                                                                     13,000,000    12,967,500
7%, 7/15/06                                                                          3,590,000     3,678,630
                                                                                                 -----------
Total U.S. Government Obligations (Cost $47,265,561)                                              44,520,021
------------------------------------------------------------------------------------------------------------
Foreign Government Obligations--16.3%
------------------------------------------------------------------------------------------------------------
Argentina--1.7%
Argentina (Republic of) Bonds:
Bonos de Consolidacion de Deudas, Series I, 2.868%, 4/1/07(6)ARP                     1,736,732     1,215,876
Series L, 6.812%, 3/31/05(6)                                                           281,600       256,960
------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Global Unsec. Unsub. Bonds, Series BGL5,
11.375%, 1/30/17                                                                       789,000       787,027
------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts.:
11%, 12/4/05                                                                         1,015,000     1,002,312
Series REGS, 11.75%, 2/12/07ARP                                                        390,000       355,911
------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Medium-Term Nts., 8.75%, 7/10/02ARP              970,000       875,513
------------------------------------------------------------------------------------------------------------
Banco Hipotecario Nacional (Argentina) Medium-Term Unsec. Nts.,
Series 3, 10.625%, 8/7/06(5)                                                           314,000       313,215
------------------------------------------------------------------------------------------------------------
City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04ARP                               160,000       133,613
                                                                                                 -----------
                                                                                                   4,940,427
------------------------------------------------------------------------------------------------------------
Australia--0.0%
Australia Postal Corp. Unsec. Unsub. Nts., 6%, 3/25/09AUD                              180,000       107,551
------------------------------------------------------------------------------------------------------------
Brazil--1.8%
Brazil (Federal Republic of) Bonds:
10.125%, 5/15/27                                                                       236,000       199,125
11.625%, 4/15/04                                                                       675,000       676,687
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Bonds, Series RG, 5.938%, 4/15/12(6)                    1,000,000       747,500
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization Bonds, 6.916%, 4/15/14                   2,387,597     1,799,651
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Conversion Bonds, 7%, 4/15/12(6)                     593,000       443,267
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 6.937%, 4/15/06(6)               789,600       696,822
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Gtd. Bonds, 7%, 4/15/09(6)                                480,000       391,800
                                                                                                 -----------
                                                                                                   4,954,852
------------------------------------------------------------------------------------------------------------
Bulgaria--0.6%
Bulgaria (Republic of) Disc. Bonds, Tranche A, 6.50%, 7/28/24(6)                       908,000       727,535
------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds,
Tranche A, 3%, 7/28/12 (6)                                                           1,359,000       981,877
                                                                                                 -----------
                                                                                                   1,709,412
------------------------------------------------------------------------------------------------------------
Canada--0.3%
Canada (Government of) Bonds, 7.25%, 6/1/03CAD                                       1,140,000       813,848
------------------------------------------------------------------------------------------------------------
Colombia--0.4%
Colombia (Republic of) Bonds, 9.75%, 4/23/09                                         1,000,000       958,750
------------------------------------------------------------------------------------------------------------
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06                                150,000       127,125
                                                                                                 -----------
                                                                                                   1,085,875
------------------------------------------------------------------------------------------------------------
Finland--0.2%
Finland (Republic of) Bonds, 9.50%, 3/15/04EUR                                         504,563       593,424


6                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                   Principal     Market Value
                                                                                   Amount(1)     Note 1
-----------------------------------------------------------------------------------------------------------
France--0.2%
France (Government of) Bonds, Obligations Assimilables du Tresor,
5.50%, 10/25/07EUR                                                                     566,906   $  574,528
-----------------------------------------------------------------------------------------------------------
Germany--0.6%
Germany (Republic of) Bonds:
6.75%, 5/13/04EUR                                                                      690,000      743,997
Series 98, 5.25%, 1/4/08EUR                                                            945,000      946,673
                                                                                                 ----------
                                                                                                  1,690,670
-----------------------------------------------------------------------------------------------------------
Great Britain--0.6%
United Kingdom Treasury Nts., 8%, 6/10/03GBP                                         1,070,000    1,813,287
-----------------------------------------------------------------------------------------------------------
Greece--0.3%
Hellenic (Republic of) Bonds, 8.60%, 3/26/08GRD                                    207,200,000      713,012
-----------------------------------------------------------------------------------------------------------
Hungary--0.3%
Hungary (Government of) Bonds, Series 01/H, 13.50%, 6/12/01HUF                     213,220,000      859,615
-----------------------------------------------------------------------------------------------------------
Italy--0.9%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
6%, 11/1/07EUR                                                                         455,000      472,382
8.50%, 1/1/04EUR                                                                       964,481    1,067,720
8.75%, 7/1/06EUR                                                                       766,330      913,142
10.50%, 4/1/05EUR                                                                       90,379      111,433
                                                                                                 ----------
                                                                                                  2,564,677
-----------------------------------------------------------------------------------------------------------
Ivory Coast--0.1%
Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
2%, 3/29/18(6)                                                                         524,000       96,940
Ivory Coast (Government of) Past Due Interest Bonds, 2%, 3/29/18(4)(6)                 564,987      134,185
                                                                                                 ----------
                                                                                                    231,125
-----------------------------------------------------------------------------------------------------------
Japan--0.6%
Japan (Government of) Unsec. Bonds, Series 137, 6.50%, 3/20/01JPY                  157,000,000    1,649,091
-----------------------------------------------------------------------------------------------------------
Jordan--0.0%
Hashemite (Kingdom of Jordan) Bonds, Series DEF, 5.50%, 12/23/23(6)                     60,000       40,650
-----------------------------------------------------------------------------------------------------------
Hashemite (Kingdom of Jordan) Disc. Bonds, 7%, 12/23/23(6)                             116,000       81,780
                                                                                                 ----------
                                                                                                    122,430
-----------------------------------------------------------------------------------------------------------
Mexico--1.7%
United Mexican States Bonds:
6.63%, 12/31/19FRF                                                                   7,500,000      980,959
11.375%, 9/15/16                                                                     1,070,000    1,213,487
11.50%, 5/15/26                                                                        175,000      209,125
-----------------------------------------------------------------------------------------------------------
United Mexican States Collateralized Fixed Rate Par Bonds:
Series W-A, 6.25%, 12/31/19                                                            950,000      750,500
Series W-B, 6.25%, 12/31/19                                                          1,900,000    1,501,000
-----------------------------------------------------------------------------------------------------------
United Mexican States Disc. Bonds, Series C, 6.836%, 12/31/19(6)                       250,000      234,687
                                                                                                 ----------
                                                                                                  4,889,758
-----------------------------------------------------------------------------------------------------------
Nigeria--0.1%
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10               553,759      349,906
-----------------------------------------------------------------------------------------------------------
Norway--0.8%
Norway (Government of) Bonds, 9.50%, 10/31/02NOK                                    17,040,000    2,313,165
-----------------------------------------------------------------------------------------------------------
Panama--0.4%
Panama (Republic of) Interest Reduction Bonds, 4.25%, 7/17/14(6)                       843,000      661,755
-----------------------------------------------------------------------------------------------------------
Panama (Republic of) Past Due Interest Debs., 5.819%, 7/17/16(6)                       588,447      465,609
                                                                                                 ----------
                                                                                                  1,127,364

                       Oppenheimer Strategic Bond Fund/VA                      7

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                   Principal     Market Value
                                                                                   Amount(1)     Note 1
------------------------------------------------------------------------------------------------------------
Peru--0.7%
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 4.50%, 3/7/17(6)        $   600,000   $   415,500
------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., Zero Coupon, 4.52%, 2/28/16(9)                          3,168,653     1,500,991
                                                                                                 -----------
                                                                                                   1,916,491
------------------------------------------------------------------------------------------------------------
Poland--1.0%
Poland (Republic of) Bonds:
12%, 6/12/01PLZ                                                                      4,016,000       936,743
Series 1000, 13%, 10/12/00PLZ                                                        4,111,000       968,844
Series 1003, 12%, 10/12/03PLZ                                                        1,010,000       240,359
Series 2 yr., 14%, 2/12/00PLZ                                                        1,000,000       239,952
------------------------------------------------------------------------------------------------------------
Poland (Republic of) Past Due Interest Bonds, 6%, 10/27/14(6)                          370,000       328,375
                                                                                                 -----------
                                                                                                   2,714,273
------------------------------------------------------------------------------------------------------------
Russia--1.1%
Russia (Government of) Debs., 6.906%, 12/15/15(11)(15)                                  24,195         4,385
------------------------------------------------------------------------------------------------------------
Russia (Government of) Principal Loan Debs., Series 24 yr., 6.906%,
12/15/20(11)(15)                                                                     5,190,000       841,753
------------------------------------------------------------------------------------------------------------
Russia (Government of) Sr. Unsec. Unsub. Nts., 11.75%, 6/10/03                         849,000       623,750
------------------------------------------------------------------------------------------------------------
Russia (Government of) Unsec. Bonds, 11%, 7/24/18                                      593,000       357,283
------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts.:
8.75%, 7/24/05                                                                       1,180,000       734,550
12.75%, 6/24/28                                                                        670,000       450,274
                                                                                                 -----------
                                                                                                   3,011,995
------------------------------------------------------------------------------------------------------------
South Africa--0.5%
South Africa (Republic of) Bonds, Series 153, 13%, 8/31/10ZAR                        8,242,000     1,290,887
------------------------------------------------------------------------------------------------------------
Spain--0.2%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
4.50%, 7/30/04EUR                                                                      390,786       385,917
6%, 1/31/08EUR                                                                          73,323        76,111
                                                                                                 -----------
                                                                                                     462,028
------------------------------------------------------------------------------------------------------------
Turkey--0.3%
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09                                800,000       860,000
------------------------------------------------------------------------------------------------------------
Venezuela--0.9%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                                        1,559,000     1,018,651
------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Disc. Bonds, Series DL, 7%, 12/18/07(6)                      1,481,142     1,170,103
------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
Series B, 6.875%, 3/31/07(6)                                                            42,857        33,643
------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) New Money Bonds, Series A, 7.125%, 12/18/05(6)                 352,941       276,618
------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds, 13.625%, 8/15/18                                 150,000       135,375
                                                                                                 -----------
                                                                                                   2,634,390
------------------------------------------------------------------------------------------------------------
Vietnam--0.0%
Vietnam (Government of) Bonds, 3%, 3/12/28(5)(6)                                        54,000        18,225
                                                                                                 -----------
Total Foreign Government Obligations (Cost $46,664,753)                                           46,012,306
============================================================================================================
Loan Participations--1.0%
------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Reprofiled Debt Loan Participation Nts.,
Tranche 1, 6.812%, 9/4/06(5)(6)                                                         72,000        55,890
------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Trust III Nts., Tranche 3:
1.063%, 3/4/10(5)(6)JPY                                                             76,905,000       387,421
6.812%, 3/4/10(5)(6)                                                                   457,000       328,469
------------------------------------------------------------------------------------------------------------
Central Bank of Indonesia Gtd. Nts., Series 4, 8.625%, 8/25/02(5)(6)                   300,000       265,500


8                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                   Principal    Market Value
                                                                                   Amount(1)    Note 1
==========================================================================================================
Loan Participations (continued)
----------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement:
Tranche A, 2%, 1/1/09(5)(6)                                                        $  539,523   $  488,269
Tranche B, 6.844%, 1/1/09(5)(6)                                                       160,000      153,200
----------------------------------------------------------------------------------------------------------
PT Bank Ekspor Impor Indonesia Nts., Series 4 yr., 9.406%, 8/25/02(5)(6)              300,000      265,500
----------------------------------------------------------------------------------------------------------
PT Lippo Bank Nts., 9.406%, 8/25/02(5)(6)                                             250,000      221,250
----------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 7.955%, 4/28/02 (representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(5)(6)                                             750,000      736,900
                                                                                                ----------
Total Loan Participations (Cost $2,579,408)                                                      2,902,399
==========================================================================================================
Corporate Bonds and Notes--39.0%
----------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.0%
Amtran, Inc.:
9.625% Nts., 12/15/05                                                                 100,000       96,500
10.50% Sr. Nts., 8/1/04                                                               150,000      150,750
----------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08                                                               300,000      288,000
9.375% Sr. Unsec. Nts., 11/15/06                                                      300,000      291,000
10.75% Sr. Nts., 8/1/05                                                               125,000      128,125
----------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                               300,000      283,500
Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, 1/1/01(5)                                                              175,000      162,750
----------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                 750,000      640,312
----------------------------------------------------------------------------------------------------------
Greater Toronto Airports Authority, 5.40% Debs., 12/3/02CAD                           240,000      161,911
----------------------------------------------------------------------------------------------------------
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts.,
Series 1997-A, Cl. B, 6/15/04(5)                                                       82,427       84,233
----------------------------------------------------------------------------------------------------------
Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B, 4/1/09                              500,000      452,500
----------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07                200,000      189,000
                                                                                                ----------
                                                                                                 2,928,581
----------------------------------------------------------------------------------------------------------
Chemicals--1.4%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                            150,000       38,250
----------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09(4)                                               600,000      624,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09EUR                                               300,000      320,790
Zero Coupon Sr. Disc. Nts., 13.09%, 12/31/09(4)(9)                                    850,000      260,312
----------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 10.875% Sr. Sub. Nts., 5/1/09                                1,000,000    1,035,000
----------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                   140,000      145,600
----------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07                                 175,000      135,625
----------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                           150,000      119,250
----------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                         100,000       97,500
----------------------------------------------------------------------------------------------------------
Polytama International Finance BV, 11.25% Sec. Nts., 6/15/07(5)                       136,248       20,097
----------------------------------------------------------------------------------------------------------
Reliance Industries Ltd., 10.50% Bonds, 8/6/46                                        250,000      236,736
----------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                                                      425,000      429,250
----------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                                                           50,000       37,000
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                  190,000      143,450
12.375% Sr. Sec. Nts., Series B, 7/15/06                                              400,000      416,000
                                                                                                ----------
                                                                                                 4,058,860


                       Oppenheimer Strategic Bond Fund/VA                      9

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                      Principal  Market Value
                                                                                      Amount(1)  Note 1
------------------------------------------------------------------------------------------------------------
Consumer Durables--0.1%
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                $200,000   $   147,000
------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05(5)                                55,500        30,525
------------------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(5)                             100,000       109,658
                                                                                                 -----------
                                                                                                     287,183
------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.5%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs., 7/1/09(10)                                                  150,000        71,625
10.50% Sr. Unsec. Nts., 7/1/08                                                         100,000        89,500
------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                         405,000       407,025
------------------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06(11)                           350,000        19,250
------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08                  315,000       152,775
------------------------------------------------------------------------------------------------------------
Indorayon International Finance Co. BV, 10% Gtd. Unsec. Unsub. Nts.,
3/29/01(5)(11)(15)                                                                     100,000        25,000
------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                          200,000       187,000
------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                    250,000       126,250
9% Sr. Nts., 11/1/06                                                                   135,000       101,925
------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(5)                       70,000        24,850
------------------------------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                           135,000       122,175
------------------------------------------------------------------------------------------------------------
Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04                                  100,000       108,500
                                                                                                 -----------
                                                                                                   1,435,875
------------------------------------------------------------------------------------------------------------
Energy--1.8%
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                        100,000        91,750
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                               400,000       379,000
------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                    245,000       128,625
------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05                                   125,000        50,625
------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                     400,000       366,000
------------------------------------------------------------------------------------------------------------
Empresa Electric Del Norte, 10.50% Sr. Debs., 6/15/05(5)                               100,000        47,093
------------------------------------------------------------------------------------------------------------
Forcenergy, Inc., 9.50% Sr. Sub. Nts., 11/1/06(11)(15)                                 100,000        81,875
------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                          250,000       247,500
------------------------------------------------------------------------------------------------------------
Gothic Energy Corp., 0%/14.125% Sr. Disc. Nts., 5/1/06(10)(11)                         275,000        96,250
------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(4)                    200,000       171,000
------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08                      560,000       355,600
------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners, LP/Leviathan Finance Corp., 10.375%
Sr. Unsec. Sub. Nts., Series B, 6/1/09                                                 400,000       414,000
------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                      250,000       208,750
------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                             370,000       353,350
------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06                                      300,000       328,500
------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                      630,000       292,950
------------------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06                                            375,000       401,250
------------------------------------------------------------------------------------------------------------
Statia Terminals International/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03                                             175,000       179,156
------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                       270,000       264,600


10                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                  Principal        Market Value
                                                                                  Amount(1)        Note 1
-------------------------------------------------------------------------------------------------------------
Energy (continued)
Universal Compression Holdings, Inc.:
0%/9.875% Sr. Disc. Nts., 2/15/08(10)                                             $      500,000   $  312,500
0%/11.375% Sr. Disc. Nts., 2/15/09(10)                                                   400,000      214,000
                                                                                                   ----------
                                                                                                    4,984,374
-------------------------------------------------------------------------------------------------------------
Financial--3.2%
AB Spintab, 5.50% Bonds, Series 169, 9/17/03SEK                                        3,200,000      372,103
-------------------------------------------------------------------------------------------------------------
Allgemeine Hypobk AG, 5% Sec. Nts., Series 501, 9/2/09EUR                              1,600,000    1,521,193
-------------------------------------------------------------------------------------------------------------
AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                               300,000      190,500
10% Sr. Sub. Nts., Series 97-A, 3/15/04                                                  100,000       63,500
-------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, Units (each unit consists of $1,000 principal amount of
12.50% sr. nts., 11/1/06 and one warrant to purchase shares
of common stock)(4)(12)                                                                  250,000      270,000
-------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts., 7/10/98 (5)(11)(15)IDR             1,000,000,000       21,467
-------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                     7,000        5,565
-------------------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG, 5% Sec. Nts., Series 661, 7/28/04EUR                        1,023,288    1,026,233
-------------------------------------------------------------------------------------------------------------
DePfa Pfandbriefbank AG (DePfa-Bank), 5.50% Sec. Nts., 1/15/00EUR                        565,000      558,267
-------------------------------------------------------------------------------------------------------------
Dresdner Funding Trust II, 5.79% Sub. Nts., 6/30/11(4)EUR                                550,000      499,856
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.625%, 6/10/03GBP                                               115,000      178,770
-------------------------------------------------------------------------------------------------------------
Hypothekenbk in Essen, 3.50% Sec. Debs., 3/17/04EUR                                    2,915,000    2,759,836
-------------------------------------------------------------------------------------------------------------
IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49(4)(6)                         400,000      371,446
-------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(4)                                           150,000      156,750
-------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(5)                                   150,000       96,750
-------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03                                             150,000      141,750
-------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Gtd. Nts., 3/29/04(4)(11)(15)                  90,000        3,150
-------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa:
11% Nts., 6/18/03(5)(11)(15)                                                             100,000       13,000
24% Nts., 6/19/03 (11)(15)IDR                                                        164,300,000        3,057
-------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08          380,000      349,125
-------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/00(5)(11)(15)                                    339,000       19,492
-------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(11)(15)                          80,000       38,000
-------------------------------------------------------------------------------------------------------------
Sovereign Bankcorp, 10.50% Sr. Unsec. Nts., 11/15/06                                     250,000      256,250
-------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                                  100,000       75,250
-------------------------------------------------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                                        129,000      125,775
                                                                                                   ----------
                                                                                                    9,117,085
-------------------------------------------------------------------------------------------------------------
Food & Drug--0.4%
AmeriKing, Inc., 10.75% Sr. Nts., 12/1/06                                                125,000      115,625
-------------------------------------------------------------------------------------------------------------
Family Restaurants, Inc., 9.75% Sr. Nts., 2/1/02                                         500,000      237,500
-------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                             560,000      508,200
-------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.:
10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03                                            260,000       32,500
12.625% Sub. Nts., 6/15/02                                                               150,000       50,250
-------------------------------------------------------------------------------------------------------------
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                   155,000      165,075
                                                                                                   ----------
                                                                                                    1,109,150


                       Oppenheimer Strategic Bond Fund/VA                     11

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                   Principal     Market Value
                                                                                   Amount(1)     Note 1
-----------------------------------------------------------------------------------------------------------
Food/Tobacco--0.4%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                          $150,000      $  143,625
-----------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(10)                71,000          55,025
-----------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                         200,000         184,000
-----------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10(11)                            200,000          51,000
-----------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                        400,000         362,000
-----------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07              200,000         163,000
-----------------------------------------------------------------------------------------------------------
Triarc Consumer Products Group LLC, 10.25% Sr. Sub. Nts., 2/15/09(4)                200,000         195,000
                                                                                                 ----------
                                                                                                  1,153,650
-----------------------------------------------------------------------------------------------------------
Forest Products/Containers--1.3%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(11)                 150,000          17,250
-----------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                       125,000         122,500
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                  125,000         120,625
-----------------------------------------------------------------------------------------------------------
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05                         250,000         196,250
-----------------------------------------------------------------------------------------------------------
Fletcher Challenge Finance U.S.A., Inc., 8.05% Debs., 6/15/03NZD                     80,000          41,634
-----------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                    200,000         189,500
-----------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                     750,000         769,687
-----------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec. Nts., 4/15/05           500,000         467,500
-----------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                     750,000         776,250
10.875% Sr. Sub. Nts., 4/1/08                                                       250,000         247,500
-----------------------------------------------------------------------------------------------------------
SD Warren Co.:
12% Sr. Sub. Nts., Series B, 12/15/04                                               200,000         209,500
14% Unsec. Nts., 12/15/06(13)                                                       417,149         469,293
-----------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                  150,000         139,312
                                                                                                 ----------
                                                                                                  3,766,801
-----------------------------------------------------------------------------------------------------------
Gaming/Leisure--2.0%
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(10)                             50,000          20,250
-----------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                    100,000          70,500
-----------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                     275,000         254,719
-----------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03             120,000         136,050
-----------------------------------------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125% Sr. Sub. Nts., 7/1/06                           400,000         406,000
-----------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                      450,000         438,750
-----------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                  100,000          71,500
-----------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                             500,000         465,000
-----------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                250,000         262,500
-----------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                 425,000         425,000
-----------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                            350,000         344,750
-----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                         350,000         323,750
-----------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                        400,000         384,000
-----------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                     325,000         300,625
-----------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                             300,000         292,500
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                  700,000         693,000

12                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                Principal    Market Value
                                                                                Amount(1)    Note 1
-------------------------------------------------------------------------------------------------------
Gaming/Leisure (continued)
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(4)(11)(15)                           $  250,000   $   60,000
-------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(10)                                                  200,000      139,000
9.25% Sr. Nts., 4/1/06                                                             100,000       98,750
9.75% Sr. Nts., 6/15/07                                                            250,000      250,000
-------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                             200,000      196,250
                                                                                             ----------
                                                                                              5,632,894
-------------------------------------------------------------------------------------------------------
Healthcare--1.1%
Charles River Labs ONC, Units (each unit consists of $1,000 principal amount of 13.50% sr. sub. nts., 10/1/09 and one warrant to purchase
3.942 shares of common stock)(4)(12)                                               350,000      365,750
-------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                       900,000      832,500
-------------------------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc.:
8.75% Sr. Nts., 11/15/08(4)                                                        200,000      192,000
8.75% Sr. Nts., 11/15/08(4)                                                        350,000      336,000
-------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07             250,000      186,250
-------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                          250,000      203,750
-------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Unsec. Nts., 5/15/05                            150,000      144,750
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                              600,000      582,000
-------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09(4)                             300,000      312,000
                                                                                             ----------
                                                                                              3,155,000
-------------------------------------------------------------------------------------------------------
Housing--1.0%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06            50,000       47,750
-------------------------------------------------------------------------------------------------------
CB Richard Ellis Services, Inc., 8.875% Sr. Unsec. Sub. Nts., 6/1/06               250,000      223,750
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                             400,000      368,000
-------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                               300,000      293,250
-------------------------------------------------------------------------------------------------------
Falcon Building Products, Inc., 9.50% Sr. Sub. Nts., 6/15/07                       100,000       97,500
-------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04                               300,000      283,500
-------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Nts., Series B, 9/1/07                                                  650,000      632,125
9.25% Sr. Nts., Series B, 3/15/07                                                  150,000      147,000
-------------------------------------------------------------------------------------------------------
Panolam Industries International, Inc., 11.50% Sr. Sub. Nts., 2/15/09(4)           600,000      613,500
                                                                                             ----------
                                                                                              2,706,375
-------------------------------------------------------------------------------------------------------
Information Technology--1.2%
Amkor Technologies, Inc., 9.25% Sr. Nts., 5/1/06(4)                                700,000      686,000
-------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                               200,000      185,000
-------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                       20,000       20,000
-------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                         350,000      309,312
-------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07      500,000      516,250
-------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08             505,000      486,694
-------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05(5)                             1,000,000      800,000
-------------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                            150,000      164,625
-------------------------------------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07                                      175,000      144,594
                                                                                             ----------
                                                                                              3,312,475


                       Oppenheimer Strategic Bond Fund/VA                     13

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                               Principal    Market Value
                                                                               Amount(1)    Note 1
------------------------------------------------------------------------------------------------------
Manufacturing--1.0%
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                               $  150,000   $  147,562
------------------------------------------------------------------------------------------------------
Axia, Inc., 10.75% Sr. Sub. Nts., 7/15/08                                         125,000      115,156
------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09(4)                                        300,000      318,000
------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                150,000       62,250
------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05      250,000      201,250
------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                300,000      262,500
------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                  250,000       71,250
------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                150,000      129,375
------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                         270,000      267,300
------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05            125,000      129,687
------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09                                 150,000      143,625
------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                250,000      251,250
------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                        200,000       81,000
------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07      540,000      491,400
------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                  150,000      142,500
------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                 50,000       49,312
                                                                                            ----------
                                                                                             2,863,417
------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.3%
Azteca Holdings SA, 11% Sr. Sec. Nts., 6/15/02                                    155,000      139,887
------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B, 12/15/07                                          200,000      200,000
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                     400,000      405,000
10.50% Sr. Sub. Nts., Series B, 1/15/07                                            90,000       98,100
------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09        600,000      573,000
------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                        95,000       99,275
------------------------------------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04(6)                           100,000      107,000
------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                       800,000      800,000
------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                     150,000      139,125
9% Sr. Unsec. Sub. Nts., 7/15/07                                                  210,000      197,925
------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                  400,000      404,000
------------------------------------------------------------------------------------------------------
TV Azteca SA de CV:
10.125% Sr. Nts., Series A, 2/15/04                                               100,000       89,500
10.50% Sr. Nts., Series B, 2/15/07                                                150,000      130,500
------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07                                                     275,000      261,937
9% Sr. Sub. Nts., Series B, 1/15/06(15)                                           100,000       96,750
                                                                                            ----------
                                                                                             3,741,999


14                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                   Principal    Market Value
                                                                                   Amount(1)    Note 1
----------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--2.2%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                     $  350,000   $  315,875
8.375% Sr. Nts., Series B, 2/1/08                                                     100,000       93,250
9.25% Sr. Nts., 10/1/02                                                               385,000      385,000
9.375% Sr. Nts., 11/15/09                                                             500,000      492,500
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                              70,000       72,975
----------------------------------------------------------------------------------------------------------
Bresnan Communications, Inc., 0%/9.25% Sr. Disc. Nts., 2/1/09(10)                     250,000      173,750
----------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(10)                                          1,700,000    1,005,125
8.25% Sr. Unsec. Nts., 4/1/07                                                         400,000      371,000
----------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                     250,000      265,000
----------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                    940,000      949,400
----------------------------------------------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(5)                                                    62,802       62,802
----------------------------------------------------------------------------------------------------------
EchoStar II, 8.25% Sinking Fund Bonds, 11/9/01(5)                                      78,168       78,169
----------------------------------------------------------------------------------------------------------
Falcon Holding Group LP:
0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(10)                                      350,000      263,812
8.375% Sr. Unsec. Debs., Series B, 4/15/10                                            200,000      202,750
----------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09(4)                  400,000      415,000
----------------------------------------------------------------------------------------------------------
NTL Communications Corp., 9.875% Sr. Nts., 11/15/09(4)EUR                             200,000      202,790
----------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07                 200,000      214,250
----------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                               400,000      278,450
----------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08(10)                                                                 770,000      496,650
                                                                                                ----------
                                                                                                 6,338,548
----------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--1.4%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                           700,000      623,000
----------------------------------------------------------------------------------------------------------
IPC Magazines Group plc, 9.625% Bonds, 3/15/08(5)GBP                                  300,000      295,637
----------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07(5)                               150,000      147,750
----------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                50,000       51,250
----------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts.,
9/30/07(5)(10)                                                                        436,950      207,551
----------------------------------------------------------------------------------------------------------
Premier Graphics, Inc., 11.50% Sr. Unsec. Nts., 12/1/05                               200,000      141,000
----------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.:
8.875% Sr. Unsec. Sub. Nts., 12/15/10                                                 250,000      177,500
9.50% Sr. Unsec. Sub. Nts., 6/1/08                                                    500,000      380,000
----------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc.:
9.125% Sr. Unsec. Sub. Nts., 12/1/08                                                  200,000      191,000
9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                         500,000      473,750
----------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23                           300,000      313,677
----------------------------------------------------------------------------------------------------------
WRC Media Corp., Units (each unit consists of $1,000 principal amount of 12.75% sr. sub. nts., 11/15/09 and one warrant to purchase 1.353
shares of common stock)(4)(12)                                                        800,000      798,000
                                                                                                ----------
                                                                                                 3,800,115


                       Oppenheimer Strategic Bond Fund/VA                     15

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                    Principal    Market Value
                                                                                    Amount(1)    Note 1
---------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--7.9%
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                       $  400,000   $428,000
---------------------------------------------------------------------------------------------------------
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(10)                             700,000    448,000
---------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(10)                                             200,000    173,000
7.625% Bonds, 7/31/08DEM                                                               500,000    257,604
8.875% Sr. Nts., 11/30/07DEM                                                           100,000     53,772
10.125% Sr. Nts., 11/30/07GBP                                                          170,000    288,367
Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts.,
12/15/06 and one warrant to purchase 7.8 ordinary shares)(10)(12)                      200,000    203,000
---------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(10)                 250,000    239,375
---------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                              80,000     84,600
---------------------------------------------------------------------------------------------------------
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08                                   50,000     35,375
---------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(10)                700,000    444,500
---------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05(10)               825,000    783,750
---------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                           50,000     49,750
---------------------------------------------------------------------------------------------------------
Equinix, Inc., Units (each unit consists of $1,000 principal amount of
13% sr. nts., 12/1/07 and one warrant to purchase 11.255
shares of common stock)(4)(12)                                                         200,000    205,000
---------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09(4)                                                           850,000    869,125
11.25% Sr. Nts., 7/1/08                                                                665,000    689,937
---------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(10)                    175,000     97,125
---------------------------------------------------------------------------------------------------------
Focal Communications Corp., 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(10)              250,000    163,750
---------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 9.625% Sr. Nts., 5/15/08                                         510,000    512,550
---------------------------------------------------------------------------------------------------------
Global Telesystems Group, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(4)EUR                 250,000    254,745
---------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub. Disc. Nts., 12/15/05(4)(10)       25,000     28,000
---------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc./GST Network Funding Corp., Inc., 0%/10.50%
Sr. Disc. Nts., 5/1/08(10)                                                             125,000     60,937
---------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(10)                            255,000    189,975
---------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(10)                          195,000    146,737
---------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08(10)             115,000     61,237
---------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
8.50% Sr. Nts., Series B, 1/15/08                                                      250,000    230,000
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                225,000    207,000
8.875% Sr. Nts., 11/1/07                                                               365,000    341,275
---------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Nts., 12/15/09(4)EUR                                           900,000    911,987
---------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(10)               600,000    345,000
---------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(10)                                                1,000,000    610,000
9.125% Sr. Unsec. Nts., 5/1/08                                                         250,000    236,875
---------------------------------------------------------------------------------------------------------
McLeodUSA, Inc.:
8.125% Sr. Unsec. Nts., 2/15/09                                                        725,000    679,687
8.375% Sr. Nts., 3/15/08                                                               513,000    487,350
9.25% Sr. Nts., 7/15/07                                                                 75,000     75,281
---------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                 250,000    257,500
10% Sr. Unsec. Nts., Series B, 11/15/08                                                400,000    411,000


16                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                  Principal    Market Value
                                                                                  Amount(1)    Note 1
----------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications (continued)
Netia Holdings BV:
0%/11% Sr. Disc. Nts., 11/1/07(10)DEM                                             400,000      $   134,816
0%/11% Sr. Disc. Nts., Series B, 11/1/07(10)DEM                                   200,000           67,408
0%/11.25% Sr. Disc. Nts., Series B, 11/1/07(10)                                   100,000           65,250
10.25% Sr. Nts., Series B, 11/1/07                                                 50,000           42,625
----------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.50% Sr. Nts., 6/15/09(4)EUR                              400,000          414,637
----------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
9% Sr. Nts., 3/15/08                                                              200,000          189,000
9.625% Sr. Nts., 10/1/07                                                          350,000          343,000
10.75% Sr. Unsec. Nts., 11/15/08                                                  300,000          310,500
10.75% Sr. Unsec. Nts., 6/1/09                                                    310,000          320,075
----------------------------------------------------------------------------------------------------------
NTL Communications Corp., 0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(10)        85,000           60,563
----------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(10)                           300,000          208,500
0%/9.75% Sr. Nts., Series B, 4/15/09(10)GBP                                       775,000          723,820
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(10)GBP                         115,000          123,035
7% Cv. Unsec. Sub. Nts., 12/15/08                                                 100,000          264,500
10% Sr. Nts., Series B, 2/15/07                                                   100,000          103,250
----------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05(11)                                  200,000          149,000
----------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05(14)                                        700,000          695,625
10.50% Sr. Nts., 12/1/06(4)EUR                                                    100,000          101,898
----------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.:
0%/8.29% Sr. Unsec. Disc. Nts., Series B, 2/1/08(10)                              365,000          283,788
0%/9.47% Sr. Disc. Nts., 10/15/07(10)                                             495,000          403,425
----------------------------------------------------------------------------------------------------------
RSL Communications plc:
0%/10% Bonds, 3/15/08(10)DEM                                                      100,000           31,903
10.50% Gtd. Sr. Nts., 11/15/08                                                    250,000          236,250
----------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27CAD                                340,000          211,797
----------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09(4)EUR                                  500,000          507,603
----------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.875% Sr. Nts., 4/15/09(4)(10)GBP                                             300,000          307,753
0%/11% Sr. Disc. Debs., 10/1/07(10)                                               200,000          187,500
----------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                          500,000          485,000
----------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                  100,000          103,500
----------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Disc. Nts., 11/1/09(4)(10)                                         500,000          282,500
10.875% Sr. Nts., 8/1/09EUR                                                       750,000          765,178
10.875% Sr. Nts., 8/1/09                                                          500,000          508,750
11.25% Sr. Nts., 11/1/09(4)EUR                                                    250,000          257,261
----------------------------------------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                   225,000          230,625
11.25% Sr. Unsec. Nts., 12/1/08                                                   500,000          527,500
13.50% Sr. Unsec. Nts., 6/15/04                                                    65,000           71,663
----------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                       500,000          498,750
----------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(10)              500,000          292,500
----------------------------------------------------------------------------------------------------------
Worldwide Fiber, Inc., 12% Sr. Nts., 8/1/09(4)                                    100,000          103,500
                                                                                               -----------
                                                                                                22,175,414

                       Oppenheimer Strategic Bond Fund/VA                     17

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                               Principal  Market Value
                                                                               Amount(1)  Note 1
--------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--3.6%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                             $100,000   $ 79,625
--------------------------------------------------------------------------------------------------
Celcaribe SA, 14.50% Sr. Sec. Nts., 3/15/04                                     150,000    125,250
--------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07(10)                  400,000     43,500
--------------------------------------------------------------------------------------------------
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(10)            25,000     24,656
--------------------------------------------------------------------------------------------------
Comunicacion Celular SA, 0%/14.125% Sr. Unsec. Deferred Bonds, 3/1/05(4)(10)    350,000    168,000
--------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(10)                                          500,000    315,000
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(10)                                  500,000    378,125
--------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(10)                175,000    101,063
--------------------------------------------------------------------------------------------------
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07                           460,000    522,100
--------------------------------------------------------------------------------------------------
Geotek Communications, Inc.:
0%/15% Sr. Sec. Disc. Nts., Series B, 7/15/05(10)(11)(15)                        90,000     36,450
12% Cv. Sr. Sub. Nts., 2/15/01(11)(15)                                          210,000      1,313
--------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units (each unit consists of $1,000 principal amount of 15% sr. nts., 8/1/05 and one warrant to
purchase 19.85 shares of common stock)(11)(12)                                  100,000     46,500
--------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                      300,000    271,500
--------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(10)CAD                            300,000    139,398
0%/14% Sr. Disc. Nts., Series B, 6/1/06(10)                                     300,000    266,250
--------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(10)        410,000    330,050
--------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(10)                                            245,000    172,725
0%/10.65% Sr. Disc. Nts., 9/15/07(10)                                           800,000    600,000
9.75% Sr. Disc. Nts., 8/15/04                                                   300,000    310,500
--------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09(4)                                                     735,000    793,800
11.625% Sr. Nts., 8/15/06                                                       630,000    670,950
11.625% Sr. Nts., Series A, 8/15/06                                             400,000    426,000
--------------------------------------------------------------------------------------------------
Orange plc:
8% Sr. Nts., 8/1/08                                                             250,000    253,438
8.75% Sr. Unsec. Nts., 6/1/06                                                   250,000    260,000
--------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04                  200,000    145,000
--------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(10)              550,000    255,750
--------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(10)              325,000    214,500
--------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA,
11.25% Sr. Sub. Nts., 12/1/09(4)EUR                                             200,000    203,796
--------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                        250,000    254,375
11.75% Sr. Sub. Nts., 7/15/07                                                   275,000    301,125
--------------------------------------------------------------------------------------------------
PTC International Finance BV, 0%/10.75% Gtd. Sr. Unsec.
Sub. Bonds, 7/1/07(5)(10)                                                       134,000     90,115
--------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09(4)(13)                              118,366    113,825
--------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                   300,000    308,250
--------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(10)              700,000    416,500


18                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                             Principal    Market Value
                                                                             Amount(1)    Note 1
-----------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications (continued)
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(10)               $500,000     $   301,250
-----------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
0%/12.50% Sr. Disc. Nts., 8/15/06(10)                                          65,000          60,188
-----------------------------------------------------------------------------------------------------
USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04                     200,000         184,000
-----------------------------------------------------------------------------------------------------
Voicestream Wireless Corp., 10.375% Sr. Nts., 11/15/09(4)                     900,000         931,500
                                                                                          -----------
                                                                                           10,116,367
-----------------------------------------------------------------------------------------------------
Metals/Minerals--1.5%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(4)                        250,000         163,125
-----------------------------------------------------------------------------------------------------
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                               500,000         475,000
9.125% Sr. Nts., 12/15/06                                                     300,000         306,750
-----------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09    200,000         193,000
-----------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                      100,000          99,625
-----------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08             500,000         477,500
-----------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08           50,000          42,250
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                250,000         251,250
-----------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(10)               250,000          81,250
-----------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                        995,000         900,475
-----------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09               500,000         517,500
-----------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08              500,000         495,000
-----------------------------------------------------------------------------------------------------
Republic Technologies International Holdings LLC/RTI Capital Corp., Units
(each unit consists of $1,000 principal amount of 13.75% sr. nts., 7/15/09
and one warrant to purchase Cl. D common stock at $0.01 per share)(12)        200,000         133,000
                                                                                          -----------
                                                                                            4,135,725
-----------------------------------------------------------------------------------------------------
Retail--0.4%
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08       236,000         225,380
-----------------------------------------------------------------------------------------------------
Central Termica Guemes, 12% Bonds, 11/26/01(4)(11)(15)                        100,000           5,000
-----------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08        300,000         211,500
-----------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                    100,000          91,500
-----------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                            100,000          93,000
-----------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08                   225,000         193,500
-----------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                            200,000         195,000
                                                                                          -----------
                                                                                            1,014,880
-----------------------------------------------------------------------------------------------------
Service--1.4%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                      435,000         386,606
10% Sr. Sub. Nts., 8/1/09(4)                                                  950,000         855,000
-----------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., Series B, 5/1/09EUR                   400,000         379,413
-----------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                 200,000         195,000
-----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09               350,000         343,000
-----------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc.:
6.75% Cv. Sr. Sub. Nts., 9/15/03                                              125,000          60,000
7.375% Gtd. Sr. Unsec. Nts., 8/15/05                                          250,000         200,000


                       Oppenheimer Strategic Bond Fund/VA                     19

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                   Principal    Market Value
                                                                                   Amount(1)    Note 1
------------------------------------------------------------------------------------------------------------
Service (continued)
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09                                 $   400,000  $    389,000
------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                    250,000       241,250
------------------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                      500,000       515,000
------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Disc. Nts., 11/1/09(4)(10)                            700,000       413,000
                                                                                                ------------
                                                                                                   3,977,269
------------------------------------------------------------------------------------------------------------
Transportation--2.5%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                   450,000       439,313
------------------------------------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04(4)                                               300,000       301,500
------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                     300,000       280,500
------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                     75,000        29,438
------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                    250,000       248,125
------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.875% Nts., 7/1/10                                               300,000       267,254
------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04GBP                     540,000       864,345
------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                  500,000       525,000
------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc.:
9.125% Sr. Sub. Nts., 7/15/07                                                          100,000        98,250
11% Sr. Sub. Nts., 7/15/06                                                             225,000       236,250
------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05                                      425,000       388,875
------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                            300,000       115,500
------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts., 7/15/06                                                   200,000       202,000
Millennium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 12% first priority ship mtg. sr. sec. nts., 7/15/05 and one
warrant to purchase five shares of common stock)(5)(12)                                250,000       143,750
------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                                       275,000       127,875
Units (each unit consists of $1,000 principal amount of 11.63% second
priority ship mtg. nts., 6/30/07 and 7.66 warrants)(4)(6)(12)                          150,000        11,250
------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07(5)          1,300,000     1,228,500
------------------------------------------------------------------------------------------------------------
Pycsa Panama SA, 10.28% Sr. Sec. Bonds, 12/15/12(5)                                    195,800       116,012
------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Sub. Nts., 10/15/09(4)                                      400,000       410,000
------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                             100,000        95,000
------------------------------------------------------------------------------------------------------------
TFM SA de CV, 10.25% Sr. Nts., 6/15/07                                                 200,000       184,500
------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                             430,000       278,963
------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts.,
Series B, 12/15/03                                                                     300,000       307,500
------------------------------------------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(5)                        184,770        83,609
                                                                                                ------------
                                                                                                   6,983,309
------------------------------------------------------------------------------------------------------------
Utility--0.4%
Beaver Valley II Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17               199,000       198,751
------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.75% Sr. Nts., 4/15/09                                                                450,000       427,500
8.75% Sr. Nts., 7/15/07                                                                230,000       231,725
10.50% Sr. Nts., 5/15/06                                                               100,000       106,000
------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                     250,000       267,687
                                                                                                ------------
                                                                                                   1,231,663
                                                                                                ------------
Total Corporate Bonds and Notes (Cost $120,275,567)                                              110,027,009


20                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                  Market Value
                                                                                       Shares     Note 1
============================================================================================================
Preferred Stocks--2.1%
------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(13)                                 2,995    $   54,659
------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Gtd. Bonds, 12/31/26                                  100,000        90,250
------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A(5)(13)                                                         19,767       494,175
------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Sr. Exchangeable, Non-Vtg.(13)                                 61        16,622
------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable,
Series B, Non-Vtg.(13)                                                                     242       240,185
------------------------------------------------------------------------------------------------------------
Contour Energy Co., $2.625 Cum. Cv.(15)                                                  1,800         3,375
------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.                                  46,000       759,000
------------------------------------------------------------------------------------------------------------
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.                                2,000        70,750
------------------------------------------------------------------------------------------------------------
Doane Products Co., 14.25% Exchangeable, Non-Vtg.(5)(15)                                 5,000       222,500
------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(13)                                                      253       254,897
13% Sr. Exchangeable, Non-Vtg.(13)                                                         319       348,507
------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(13)                          185        37,462
------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(5)(15)         5,000       231,250
------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(5)                                     4,491        11,227
------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale California, l2% Non-Cum.
Exchangeable Perpetual, Series A(5)                                                         20           300
------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(13)                                      135       123,188
------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., Depositary Shares Representing one
one-hundredth 7% Cum. Cv. Jr., Series E, Non-Vtg.(4)                                     2,100        71,400
------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc.:
13%, Non-Vtg.(4)(13)                                                                         9         7,493
Units (each unit consists of $1,000 principal amount of 13% sr.
exchangeable preferred stock
and one warrant to purchase 30 shares of common stock)(5)(12)(13)                           50        44,625
------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable
Preferred Stock, Non-Vtg.(13)                                                            6,061        68,186
------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(13)                  121       121,303
------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(13)                                   19,029     1,022,809
------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(13)                     24       246,000
------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                  8,000       698,000
9.20% Exchangeable, Series F, Non-Vtg.                                                   1,000        91,750
------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(13)                             235       241,463
------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Cum. Nts., Series B, 3/15/09, Non-Vtg.(13)                                           10        50,250
13.75% Exchangeable(4)                                                                       2        10,050
------------------------------------------------------------------------------------------------------------
Star Gas Partners, LP                                                                      187         2,478
------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc.:
9.16% Cv., Series B, Non-Vtg.                                                           10,000       241,250
9.20% Sr.                                                                                1,000        15,563
                                                                                                  ----------
Total Preferred Stocks (Cost $7,931,185)                                                           5,890,967
============================================================================================================
Other Securities--0.0%
------------------------------------------------------------------------------------------------------------
Fletcher Challenge Ltd.:
10% Cv. Unsec. Sub. Nts., 4/30/05NZD                                                    60,000        32,036
14.50% Cv. Sub. Nts., 9/30/00NZD                                                        60,000        32,981
                                                                                                  ----------
Total Other Securities (Cost $91,017)                                                                 65,017


                       Oppenheimer Strategic Bond Fund/VA                     21

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                  Market Value
                                                                                       Shares     Note 1
============================================================================================================
Common Stocks--0.9%
------------------------------------------------------------------------------------------------------------
Celcaribe SA(4)(15)                                                                     24,390    $   39,634
------------------------------------------------------------------------------------------------------------
Coinstar, Inc.(15)                                                                         700         9,800
------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(15)                                                           2,404        41,469
------------------------------------------------------------------------------------------------------------
Horizon Group Properties, Inc.(15)                                                         358         1,208
------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(15)                                                        320        12,420
------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(15)                                                                  10,327       547,977
------------------------------------------------------------------------------------------------------------
Optel, Inc.(15)                                                                            210             2
------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd.(15)                                                               18,514        62,485
------------------------------------------------------------------------------------------------------------
Price Communications Corp.                                                              33,471       930,936
------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(15)                                                         370             4
------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A(15)                                                         1,814       128,114
------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc.(15)                                                                  15,500       278,031
------------------------------------------------------------------------------------------------------------
Viatel, Inc.(15)                                                                         1,189        63,760
------------------------------------------------------------------------------------------------------------
Weatherford International, Inc.                                                          7,581       302,766
------------------------------------------------------------------------------------------------------------
Wilshire Financial Services Group, Inc.(15)                                              6,273         8,625
------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $891,044)                                                                2,427,231

                                                                                       Units
============================================================================================================
Rights, Warrants and Certificates--0.1%
------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01(5)                                     60        10,500
------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Wts., Exp. 2/25/00                                               1,315         2,762
------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 6/16/07(5)                                                    16,000         4,800
------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/15/05                                           165         3,706
------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/15/03(5)                                             200        10,025
------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(5)                                            100        26,512
------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08                                           400         4,900
------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp. 4/15/08(5)                                      175        26,272
------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/15/05(5)                                        7,500            75
------------------------------------------------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/1/05                                                             325        78,000
------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/1/01                                             2,404         2,103
------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/23/03                                                                             1,668            --
Exp. 1/23/03(5)                                                                            953            10
Exp. 5/1/05(5)                                                                           2,181           218
Exp. 9/1/04(5)                                                                           2,800         2,976
------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/00(5)                                                    531         7,969
------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05                                                825        10,181
------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02                                                   200            --
------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(5)                                                        270            --
------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(5)                                           725         2,221
------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(5)                                    200           100
------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(5)                                    150         1,819
------------------------------------------------------------------------------------------------------------
Mexico Value Rts., Exp. 6/30/03                                                        384,000            --
------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(5)                                    600        40,017


22                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                          Market Value
                                                                                 Units                    Note 1
==================================================================================================================
Rights, Warrants and Certificates (continued)
------------------------------------------------------------------------------------------------------------------
Millennium Seacarriers, Inc. Wts., Exp. 7/15/05(5)                                           250          $    281
------------------------------------------------------------------------------------------------------------------
Occidente y Caribe Celular SA Wts., Exp. 3/15/04(5)                                          800            12,100
------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc.:
Wts., Exp. 6/1/06(5)                                                                         300                15
14% Sr. Disc. Nts. Wts., Exp. 3/31/03                                                        300                15
------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(5)                                                  36,431               364
------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(4)                                                         1,500            33,562
                                                                                                          --------
Total Rights, Warrants and Certificates (Cost $26,622)                                                     281,503

                                                                                 Principal
                                                                                 Amount(1)
==================================================================================================================
Structured Instruments--3.8%
------------------------------------------------------------------------------------------------------------------
Citibank NA (Nassau Branch), Mexican Peso Linked Nts.:
26.10%, 10/29/01MXN                                                                    5,630,625           611,970
27.40%, 9/20/01                                                                          384,000           417,869
------------------------------------------------------------------------------------------------------------------
Citibank NA (New York), Mexican Peso Linked Nts., 23.95%, 11/5/01MXN                   7,280,764           771,876
------------------------------------------------------------------------------------------------------------------
Citibank NA, Polish Zloty Linked Nts., 16.10%, 11/3/00PLZ                              2,542,214           609,271
------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch), Russian OFZ Linked Nts.:
14%, 9/27/00(5)RUR                                                                     3,610,000            73,042
15%, 2/23/00(5)RUR                                                                     8,008,000           207,615
18.339%, 2/23/00(5)                                                                      240,000           171,422
18.598%, 10/25/00(5)                                                                     240,000           125,058
25%, 2/6/02(5)(6)RUR                                                                     277,180             4,035
25%, 2/6/02(5)(6)RUR                                                                     277,180             3,535
25%, 5/22/02(5)(6)RUR                                                                    277,180             3,691
25%, 6/5/02(5)(6)RUR                                                                     277,180             3,669
25%, 6/5/02(5)(6)RUR                                                                   3,150,400            57,977
25%, 9/18/02(5)(6)RUR                                                                    277,180             3,416
25%, 10/9/02(5)(6)RUR                                                                    277,180             3,641
25%, 2/5/03(5)(6)RUR                                                                     277,180             3,472
25%, 5/21/03(5)(6)RUR                                                                    277,180             3,254
25%, 6/4/03(5)(6)RUR                                                                     277,180             3,247
25%, 9/17/03(5)(6)RUR                                                                    277,180             3,113
25%, 10/8/03(5)(6)RUR                                                                    277,180             3,324
25%, 1/21/04(5)(6)RUR                                                                    277,180             3,114
Series 1, 25%, 6/4/03(6)RUR                                                            2,561,555            41,561
Zero Coupon, 46.10%, 12/15/01(5)(9)RUR                                                   950,000             7,990
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indian Rupee/Japanese Yen Linked Nts., Zero Coupon,
12.56%, 8/17/01(9)                                                                       350,000           244,685
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesian Rupiah Linked Nts., 13.667%, 6/30/00                        475,000           457,615
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, New York, Philippine Peso/Japanese Yen Linked Nts.,
10.55%, 5/12/00                                                                          135,000           106,933
------------------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell, Lehman High Yield Index Linked Nts., 8.75%, 5/5/00             750,000           757,433
------------------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell, Turkish Lira Treasury Bill Linked Nts., Zero Coupon,
79.84%, 5/24/00(9)TRL                                                            346,810,000,000           525,506
------------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co. Argentina Local Market Securities Trust,
11.30%, 4/1/00 [representing debt of Argentina (Republic of) Bonos del
Tesoro Bonds, Series 10, 11.30%, 4/1/00 and an interest rate swap
between Goldman Sachs and the Trust](5)                                                   26,086            24,946


                       Oppenheimer Strategic Bond Fund/VA                     23

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                 Principal             Market Value
                                                                                 Amount(1)             Note 1
===================================================================================================================
Structured Instruments (continued)
-------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc. Emerging Market Bond Index Linked Nts., 9.50%, 7/14/00   $      2,493,380      $  2,801,542
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc. Turkey Treasury Bond Linked Nts.:
87.282%, 1/9/01(6)TRL                                                             350,300,000,000           790,565
87.283%, 1/7/01(6)TRL                                                             185,000,000,000           417,512
-------------------------------------------------------------------------------------------------------------------
Russia (Government of) Federal Loan Bonds:
Series 5022, 15%, 2/23/00(5)RUR                                                         5,417,000           140,441
Series 27010, 25%, 9/17/03(5)(6)RUR                                                     3,590,420            57,082
-------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc. Brazil Credit Linked Nts.:
6%, 4/2/03(5)                                                                             310,000           246,831
Series 2, 6%, 4/2/03(5)                                                                   310,000           246,831
-------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc. Turkey Treasury Bill Linked Nts.:
92.10%, 8/24/00(6)                                                                        320,000           270,371
94.10%, 8/24/00(6)                                                                        372,386           317,359
-------------------------------------------------------------------------------------------------------------------
Salomon, Inc. Indonesian Rupiah Linked Nts.:
29.55%, 4/12/00                                                                            50,000            64,156
32.65%, 4/6/00                                                                            135,000           173,035
-------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Philippine Peso/Japanese Yen Linked Nts.,
16.04%, 5/10/00                                                                           130,000            93,509
-------------------------------------------------------------------------------------------------------------------
Total Structured Instruments (Cost $12,506,847)                                                          10,873,514

                                                        Date       Strike           Contracts
-------------------------------------------------------------------------------------------------------------------
Options Purchased--0.1%
-------------------------------------------------------------------------------------------------------------------
European Monetary Unit Put (5)                          1/14/00        1.020EUR        10,160,000           174,912
-------------------------------------------------------------------------------------------------------------------
Hong Kong Dollar Put                                    1/11/00        7.894HKD         4,815,340                --
-------------------------------------------------------------------------------------------------------------------
Japanese Yen Put                                         3/6/00      105.950JPY       144,000,000             8,496
-------------------------------------------------------------------------------------------------------------------
South Korean Won Call                                    6/1/00    1,100.000KRW     1,600,500,000            20,406
-------------------------------------------------------------------------------------------------------------------
Morgan Guaranty Trust Co. of New York, The Emerging
Markets Bond Index Linked Nts. Call (5)                 1/19/00      349.730%               1,600           126,056
-------------------------------------------------------------------------------------------------------------------
Total Options Purchased (Cost $224,174)                                                                     329,870
-------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $303,769,877)                                             101.4%      286,143,077
-------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                        (1.4)       (4,057,459)
                                                                                    -------------      ------------
Net Assets                                                                                  100.0%     $282,085,618
                                                                                    =============      ============


24                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   ARP--Argentine Peso                         IDR--Indonesian Rupiah
   AUD--Australian Dollar                      JPY--Japanese Yen
   CAD--Canadian Dollar                        KRW--South Korean Won
   DEM--German Mark                            MXN--Mexican Nuevo Peso
   DKK--Danish Krone                           NOK--Norwegian Krone
   EUR--Euro                                   NZD--New Zealand Dollar
   FRF--French Franc                           PLZ--Polish Zloty
   GBP--British Pound Sterling                 RUR--Russian Ruble
   GRD--Greek Drachma                          SEK--Swedish Krona
   HKD--Hong Kong Dollar                       TRL--Turkish Lira
   HUF--Hungarian Forint                       ZAR--South African Rand
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. When-issued security to be delivered and settled after December 31, 1999.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,799,089 or 5.96% of the Fund's net assets as of December 31, 1999.
5. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
6. Represents the current interest rate for a variable or increasing rate security.
7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
8. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                              Principal              Expiration    Exercise     Premium     Market Value
                              Subject to Call/Put    Date          Price        Received    Note 1
--------------------------------------------------------------------------------------------------------
  Brazilian Real Put (BRR)      3,347,205            1/28/00        2.054BRR    $55,420          $ 3,347
  Japanese Yen Call (JPY)     144,000,000             3/6/00       96.100JPY     14,910           13,104
                                                                                -------          -------
                                                                                $70,330          $16,451
                                                                                =======          =======

9. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
11. Issuer is in default.
12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
13. Interest or dividend is paid in kind.
14. Securities with an aggregate market value of $577,958 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
15. Non-income producing security.

See accompanying Notes to Financial Statements.

                       Oppenheimer Strategic Bond Fund/VA                     25

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------


================================================================================================
Assets
Investments, at value (cost $303,769,877)--see accompanying statement               $286,143,077
------------------------------------------------------------------------------------------------
Cash                                                                                     780,123
------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $20,652)                                                   20,652
------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                     56,495
------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal paydowns                                                        5,466,483
Shares of beneficial interest sold                                                       168,739
Investments sold                                                                          26,690
Other                                                                                      4,848
                                                                                    ------------
Total assets                                                                         292,667,107
================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                    102,696
------------------------------------------------------------------------------------------------
Options written, at value (premiums received $70,330)--see accompanying statement         16,451
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $9,294,950 purchased on a when-issued basis)          9,303,817
Shares of beneficial interest redeemed                                                 1,098,260
Closed foreign currency contracts                                                         16,992
Daily variation on futures contracts                                                         675
Transfer and shareholder servicing agent fees                                                184
Trustees' compensation                                                                        22
Other                                                                                     42,392
------------------------------------------------------------------------------------------------
Total liabilities                                                                     10,581,489
================================================================================================
Net Assets                                                                          $282,085,618
                                                                                    ============
================================================================================================
Composition of Net Assets
Paid-in capital                                                                     $285,264,616
------------------------------------------------------------------------------------------------
Undistributed net investment income                                                   22,685,394
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions        (8,158,504)
------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                             (17,705,888)
------------------------------------------------------------------------------------------------
Net assets--applicable to 56,728,056 shares of beneficial
interest outstanding                                                                $282,085,618
                                                                                    ============
================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                   $4.97

See accompanying Notes to Financial Statements.


26                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------


======================================================================================
Investment Income
Interest (net of foreign withholding taxes of $68,279)                     $26,884,872
--------------------------------------------------------------------------------------
Dividends                                                                      554,128
                                                                           -----------
Total income                                                                27,439,000
======================================================================================
Expenses
Management fees                                                              2,066,323
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     35,149
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                    2,108
--------------------------------------------------------------------------------------
Trustees' compensation                                                           1,291
--------------------------------------------------------------------------------------
Other                                                                           55,271
                                                                           -----------
Total expenses                                                               2,160,142
Less expenses paid indirectly                                                  (11,572)
                                                                           -----------
Net expenses                                                                 2,148,570
======================================================================================
Net Investment Income                                                       25,290,430
======================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments (including premiums on options exercised)                       (6,481,356)
Closing of futures contracts                                                   406,580
Closing and expiration of option contracts written                             203,611
Foreign currency transactions                                               (2,492,662)
--------------------------------------------------------------------------------------
Net realized loss                                                           (8,363,827)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                 (5,804,195)
Translation of assets and liabilities denominated in foreign currencies     (2,989,088)
                                                                           -----------
Net change                                                                  (8,793,283)
                                                                           -----------
Net realized and unrealized loss                                           (17,157,110)
======================================================================================
Net Increase in Net Assets Resulting from Operations                       $ 8,133,320
                                                                           ===========

See accompanying Notes to Financial Statements.

                       Oppenheimer Strategic Bond Fund/VA                     27

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              Year Ended December 31,
                                                                              1999             1998
===========================================================================================================
Operations
Net investment income                                                         $ 25,290,430     $ 20,451,817
-----------------------------------------------------------------------------------------------------------
Net realized loss                                                               (8,363,827)      (2,696,918)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                           (8,793,283)     (11,476,607)
                                                                              ------------     ------------
Net increase in net assets resulting from operations                             8,133,320        6,278,292
===========================================================================================================
Dividends and/or Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income                                           (15,617,496)      (3,974,494)
-----------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                    --       (2,561,341)
===========================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions      10,369,398       71,618,535
===========================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------
Total increase                                                                   2,885,222       71,360,992
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                            279,200,396      207,839,404
                                                                              ------------     ------------
End of period (including undistributed net investment
income of $22,685,394 and $15,570,425, respectively)                          $282,085,618     $279,200,396
                                                                              ============     ============

See accompanying Notes to Financial Statements.


28                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                          Year Ended December 31,
                                                          1999           1998           1997           1996            1995
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                         $5.12          $5.12          $5.09          $4.91          $4.60
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .45            .39            .39            .38            .38
Net realized and unrealized gain (loss)                       (.31)          (.24)           .04            .19            .30
------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                        .14            .15            .43            .57            .68
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.29)          (.09)          (.39)          (.39)          (.37)
Distributions from net realized gain                            --           (.06)          (.01)            --             --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders          (.29)          (.15)          (.40)          (.39)          (.37)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $4.97          $5.12          $5.12          $5.09          $4.91
                                                             =====          =====          =====          =====          =====
------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(1)                           2.83%          2.90%          8.71%         12.07%         15.33%
==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                  $282,086       $279,200       $207,839       $118,716        $60,098
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $278,668       $250,227       $159,934        $82,604        $37,698
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                         9.08%          8.17%          8.23%          8.48%          9.32%
Expenses                                                      0.78%          0.80%(3)       0.83%(3)       0.85%(3)       0.85%(3)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                      81%           134%           150%           144%            87%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $242,578,613 and $216,840,010, respectively.

See accompanying Notes to Financial Statements.


                       Oppenheimer Strategic Bond Fund/VA                     29

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest of debt securities and seeks to enhance that income by writing covered call option on debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 1999, the market value of these securities comprised 3.85% of the Fund's net assets and resulted in realized and unrealized losses of $1,597,657. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 1999, the Fund had entered into outstanding when-issued or forward commitments of $9,294,950.
         In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.


30                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies (continued)
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 1999, securities with an aggregate market value of $1,533,192, representing 0.54% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. As of December 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $6,413,000, which expires between 2006 and 2007.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect a decrease in undistributed net investment income of $2,557,965. Accumulated net realized loss on investments was decreased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.


                       Oppenheimer Strategic Bond Fund/VA                     31

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies (continued)
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              Year Ended December 31, 1999       Year Ended December 31, 1998
                                              ------------------------------     -----------------------------
                                              Shares           Amount            Shares           Amount
--------------------------------------------------------------------------------------------------------------
Sold                                           13,301,419      $65,503,594       21,445,910       $109,659,739
Dividends and/or distributions reinvested       3,226,755       15,617,496        1,279,028          6,535,835
Redeemed                                      (14,369,937)     (70,751,692)      (8,759,684)       (44,577,039)
                                              -----------      -----------       ----------       ------------
Net increase                                    2,158,237      $10,369,398       13,965,254       $ 71,618,535
                                              ===========      ===========       ==========       ============


================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized depreciation on securities and options written of $17,572,921 was composed of gross appreciation of $6,256,650, and gross depreciation of $23,829,571.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management Fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the year ended December 31, 1999 was 0.74% of average annual net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


32                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
5. Foreign Currency Contracts  (continued)
As of December 31, 1999, the Fund had outstanding foreign currency contracts as follows:


                                Expiration         Contract          Valuation as of      Unrealized      Unrealized
Contract Description            Dates              Amounts (000s)    December 31, 1999    Appreciation    Depreciation
----------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
British Pound Sterling (GBP)            1/24/00        185    EUR    $  298,855           $    --         $    826
Euro (EUR)                              2/24/00      1,200    JPY     1,212,790                --           43,034
Japanese Yen (JPY)                       2/7/00    254,500    JPY     2,505,580                --            1,562
                                                                                          -------         --------
                                                                                               --           45,422
                                                                                          -------         --------
Contracts to Sell
-----------------
British Pound Sterling (GBP)     1/30/00-6/5/00        980    GBP     1,582,807             3,914           14,584
Euro (EUR)                       1/24/00-6/5/00      2,170    EUR     2,192,917            44,664               --
Euro (EUR)                              1/24/00        289    GBP       291,763             7,917               --
Hong Kong Dollar (HKD)          1/26/00-1/31/00      4,859    HKD       625,030                --           15,030
Japanese Yen (JPY)                      2/24/00    129,600    EUR     1,279,172                --           23,348
Mexican Nuevo Peso (MXN)                2/17/00      6,270    MXN       649,557                --            4,312
                                                                                          -------         --------
                                                                                           56,495           57,274
                                                                                          -------         --------
Total Unrealized Appreciation and Depreciation                                            $56,495         $102,696
                                                                                          =======         ========

================================================================================
6. Futures Contracts
The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                       Oppenheimer Strategic Bond Fund/VA                     33

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
6. Futures Contracts  (continued)
As of December 31, 1999, the Fund had outstanding futures contracts as follows:

                                                                                       Unrealized
                                        Expiration   Number of    Valuation as of      Appreciation
Contract Description                    Date         Contracts    December 31, 1999    (Depreciation)
-----------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Euro-Bund                                3/8/00      33           $3,458,613                 $(35,868)
U.S. Treasury Bonds, 20 yr.             3/22/00      22            2,000,625                  (40,906)
U.S. Treasury Nts., 10 yr.              3/22/00       6              575,156                   (9,047)
                                                                                             --------
                                                                                              (85,821)
                                                                                             --------
Contracts to Sell
-----------------
Canadian Government Bonds, 10 yr.       3/22/00       5              409,383                    2,522
Euro-Schatz                              3/8/00      71            7,338,365                   20,128
Japanese Government Bonds, 10 yr.        3/9/00       2            2,598,259                  (33,845)
United Kingdom Long Gilt                3/29/00       3              539,949                   11,486
U.S. Treasury Nts., 5 yr.               3/22/00      31            3,038,484                   39,094
                                                                                             --------
                                                                                               39,385
                                                                                             --------
                                                                                             $(46,436)
                                                                                             ========

================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


34                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
7. Option Activity (continued)
Written option activity for the year ended December 31, 1999, was as follows:

                                    Call Options                  Put Options
                                    ----------------------------  -------------------------
                                    Number of        Amount of    Number of       Amount of
                                    Options          Premiums     Options         Premiums
-------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 1998                    147,606,100     $ 25,235              --     $      --
Options written                      509,978,550       50,659      28,409,390       402,988
Options closed or expired           (513,584,650)     (60,984)    (25,059,496)     (273,394)
Options exercised                             --           --          (2,689)      (74,174)
                                    ------------     --------     -----------     ---------
Options outstanding as of
December 31, 1999                    144,000,000     $ 14,910       3,347,205     $  55,420
                                    ============     ========     ===========     =========

================================================================================
8. Illiquid or Restricted Securities and Currency
As of December 31, 1999, investments in securities and currency included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999, was $13,116,671, which represents 4.64% of the Fund's net assets, of which $629,649 is considered restricted. Information concerning restricted securities is as follows:

                                                                                       Valuation Per
                                                                                       Unit as of
                                                            Acquisition    Cost Per    December 31,
Security                                                    Dates          Unit        1999
----------------------------------------------------------------------------------------------------
Bonds
-----
TAGHeuer International SA, 12% Sr. Sub. Nts., 12/15/05      12/8/95        100.00%     109.66%

Stocks and Warrants
-------------------
CGA Group Ltd., Preferred                                   6/17/97        $25.00      $25.00
----------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 6/16/07                           6/17/97            --        0.30
----------------------------------------------------------------------------------------------------
Real Time Data Wts., Exp. 5/31/04                           6/30/99          0.01        0.01

Currency
--------
Russian Ruble                                               12/22/99-
                                                            12/28/99         0.04        0.04


                       Oppenheimer Strategic Bond Fund/VA                     35

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Strategic Bond Fund/VA:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Strategic Bond Fund/VA (which is a series of Oppenheimer Variable Account Funds) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period five years prior, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Strategic Bond Fund/VA as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP

Denver, Colorado
January 24, 2000


36                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Federal Income Tax Information
--------------------------------------------------------------------------------


================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Dividends paid by the Fund during the fiscal year ended December 31, 1999 which are not designated as capital gain distributions should be multiplied by 2.40% to arrive at the net amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       Oppenheimer Strategic Bond Fund/VA                     37

--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


=======================================================================================
Officers and Trustees                 James C. Swain, Trustee and Chairman of the Board
                                      Bridget A. Macaskill, President
                                      William H. Armstrong, Trustee
                                      Robert G. Avis, Trustee
                                      William A. Baker, Trustee
                                      Edward L. Cameron, Trustee
                                      Jon S. Fossel, Trustee
                                      Sam Freedman, Trustee
                                      Raymond J. Kalinowski, Trustee
                                      C. Howard Kast, Trustee
                                      Robert M. Kirchner, Trustee
                                      Ned M. Steel, Trustee
                                      John S. Kowalik, Vice President
                                      David P. Negri, Vice President
                                      Andrew J. Donohue, Vice President and Secretary
                                      Brian W. Wixted, Treasurer
                                      Robert G. Zack, Assistant Secretary
                                      Robert J. Bishop, Assistant Treasurer
                                      Scott T. Farrar, Assistant Treasurer

=======================================================================================
Investment Advisor                    OppenheimerFunds, Inc.

=======================================================================================
Transfer Agent                        OppenheimerFunds Services

=======================================================================================
Custodian of Portfolio Securities     The Bank of New York

=======================================================================================
Independent Auditors                  Deloitte & Touche LLP

=======================================================================================
Legal Counsel                         Myer, Swanson, Adams & Wolf, P.C.

                                      This is a copy of a report to shareholders of
                                      Oppenheimer Strategic Bond Fund/VA. This report
                                      must be preceded or accompanied by a Prospectus
                                      of Oppenheimer Strategic Bond Fund/VA. For
                                      material information concerning the Fund, see
                                      the Prospectus.

                                      Shares of Oppenheimer funds are not deposits or
                                      obligations of any bank, are not guaranteed by
                                      any bank, are not insured by the FDIC or any
                                      other agency, and involve investment risks,
                                      including the possible loss of the principal
                                      amount invested.


38                     Oppenheimer Strategic Bond Fund/VA

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